INVESTMENTS IN JOINT VENTURES	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures
INVESTMENTS IN JOINT VENTURES
Kennedy Wilson has a number of joint venture interests, generally ranging from 5% to approximately 50%, that were formed to acquire, manage, and/or sell real estate and invest in loan pools and discounted loan portfolios. Kennedy Wilson has significant influence over these entities, but not control, and accordingly, these investments are accounted for under the equity method. The Company also accounts for four investments which are more than 50% owned under the equity method and they are further discussed below.
As of December 31, 2012 and 2011, Kennedy Wilson's equity investment in joint ventures totaled $543.2 million and $343.4 million, respectively. The largest equity investment, KW Residential, LLC ("KWR"), had a balance of $102.7 million and $112.1 million as of December 31, 2012 and 2011, respectively. Kennedy Wilson owns approximately 41% of KWR. KWR is a joint venture investment in a portfolio of 50 apartment buildings comprised of approximately 2,400 units, located primarily in Tokyo and surrounding areas. During the year ended December 31, 2012 and 2011, Kennedy Wilson received cash distributions of $11.4 million and $9.3 million, respectively, from this joint venture investment. Additionally, during the year ended December 31, 2012 and 2011, Kennedy Wilson recognized $9.6 million in losses and $6.2 million in gains, respectively from foreign currency translation adjustments from its investment in KWR. The foreign currency losses and gains are included in other comprehensive income in the accompanying consolidated statements of equity and consolidated statements of comprehensive income. As of December 31, 2012, the Company did not have any other investments which individually exceeded 10% of the investment in joint venture balance.
During the year ended December 31, 2012 and 2011, Kennedy Wilson made $178.7 million and $105.4 million, respectively, in contributions to new and existing joint venture investment of which $149.5 million and $63.6 million, respectively, were contributed to new joint ventures, respectively, and were invested in the following types of properties:

		Year Ended December 31, 2012		Year Ended December 31, 2011
			Kennedy Wilson		Kennedy Wilson
Investment Type	Region	Number of Properties	Initial Contribution	Number of Properties	Initial Contribution
Multifamily Properties	Western U.S.	5	$22,873,000	8	$19,935,000
Multifamily Properties	Ireland	2	34,328,000	—	—
Residential	Western U.S.	2	19,625,000	2	17,942,000
Commercial Properties	Western U.S.	9	26,894,000	5	25,756,000
Commercial Properties	Ireland	2	45,827,000	—	—
Total		20	$149,547,000	15	$63,633,000

During the year ended December 31, 2012 and 2011, Kennedy Wilson contributed $29.2 million and $41.8 million, respectively, to existing joint ventures to pay off existing debt, fund working capital and to acquire the interests of other members in joint ventures.
During the year ended December 31, 2012 and 2011, Kennedy Wilson received $79.1 million and $36.3 million, respectively, in distributions from its joint ventures. During 2012, $34.1 million of the distributions resulted from the sale of five multifamily properties located in the Western United States and the sale of the Company's interest in a joint venture which held a multifamily property located in the Western Unites States. Kennedy Wilson's share of the gain recognized from these sales was $13.1 million, which is included in equity in joint venture income in the consolidated statements of operations. The remaining $45.0 million of distributions resulted from positive operating performance at the properties and return of investments in connection with the refinancing of debt at the properties.
On November 30, 2012, due to a change of control, Kennedy Wilson began to consolidate Fund II, a limited partnership that had been previously accounted for using the equity method. See Note 4 for further discussion.
During the year ended December 31, 2012, the Company acquired 49.5% of the non-managing membership interests in Bay Area Smart Growth Fund II, LLC. Prior to the acquisition, Kennedy Wilson had a 5% managing member interest and served as the non-controlling managing member. The terms of the partnership agreement require a vote of the majority interest of the non-managing members, whose commitments are greater than 50% of the aggregate capital commitments, in order to direct and control key decision making over the partnership. Since Kennedy Wilson acquired only 49.5% of the non-managing member interests, the Company has concluded that it does not control Bay Area Smart Growth Fund II, LLC and will continue to account for its interest in the entity as an equity method investment. As of December 31, 2012 and 2011, Kennedy Wilson's investment in this joint venture was $12.9 million and $1.0 million, respectively.
In addition, during the year ended December 31, 2012, the Company, as a member, acquired a greater than 50% interest in three joint ventures, which own retail properties. Due to certain voting rights, control does not rest with the managing member nor with the other members and, as such, neither party has control. Since the Company concluded that it does not control these entities despite its greater than 50% ownership interest, it will account for its interest as equity method investments. At December 31, 2012, Kennedy Wilson's investment in these joint ventures were $7.8 million.
Kennedy Wilson has determined that it has investments in five variable interest entities as of December 31, 2012 and has concluded that Kennedy Wilson is not the primary beneficiary of any of the investments. As of December 31, 2012, the variable interest entities had assets totaling $326.9 million with Kennedy Wilson’s exposure to loss as a result of its interests in these variable interest entities totaling $109.9 million related to its equity contributions.
As of December 31, 2012, Kennedy Wilson has unfulfilled capital commitments totaling $8.3 million to four of its joint ventures. The Company may be called upon to contribute additional capital to joint ventures in satisfaction of Kennedy Wilson capital commitment obligations.
Kennedy Wilson has certain guarantees associated with loans secured by assets held in various joint venture partnerships. The maximum potential amount of future payments (undiscounted) Kennedy Wilson could be required to make under the guarantees was approximately $55.5 million as of December 31, 2012. The guarantees expire through 2017 and Kennedy Wilson’s performance under the guarantees would be required to the extent there is a shortfall upon liquidation between the principal amount of the loan and the net sale proceeds from the property. Based upon Kennedy Wilson’s evaluation of guarantees under Estimated Fair Value of Guarantees ASC Subtopic 460-10, the estimated fair value of guarantees made as of December 31, 2012 and December 31, 2011 is immaterial.
Investments in which Kennedy-Wilson does not have significant influence are accounted for under the cost method of accounting. As of December 31, 2012 and 2011, Kennedy Wilson had three investments accounted for under the cost method with a carrying value totaling $5.7 million and $4.5 million, respectively.
Summarized financial data of the joint ventures is as follows:

	December 31, 2012			December 31, 2011
	Greater than 20% (1)	Other	Total	Greater than 20% (1)	Other	Total
Balance sheets for equity method investments:
Assets
Cash and restricted cash	$7,727,000	$75,650,000	$83,377,000	$1,923,000	$63,369,000	$65,292,000
Real estate	311,080,000	3,065,241,000	3,376,321,000	314,975,000	2,878,497,000	3,193,472,000
Loan pool participation (2)	137,119,000	—	137,119,000	344,831,000	—	344,831,000
Other	11,594,000	210,671,000	222,265,000	5,308,000	167,678,000	172,986,000
Total assets (3)	$467,520,000	$3,351,562,000	$3,819,082,000	$667,037,000	$3,109,544,000	$3,776,581,000

Liabilities
Debt	$139,796,000	$1,977,491,000	$2,117,287,000	$449,991,000	$1,737,194,000	$2,187,185,000
Other	4,156,000	61,607,000	65,763,000	4,641,000	68,517,000	73,158,000
Total liabilities	143,952,000	2,039,098,000	2,183,050,000	454,632,000	1,805,711,000	2,260,343,000
Partners’ capital
Kennedy Wilson - investments in joint ventures	35,208,000	483,666,000	518,874,000	24,340,000	303,731,000	328,071,000
Other partners	176,591,000	828,798,000	1,005,389,000	68,825,000	1,000,102,000	1,068,927,000
Total partners' capital-investments in joint ventures	211,799,000	1,312,464,000	1,524,263,000	93,165,000	1,303,833,000	1,396,998,000
Kennedy Wilson - investments in loan pool participation (2)	60,353,000	—	60,353,000	61,262,000	—	61,262,000
Other partners	51,416,000	—	51,416,000	57,978,000	—	57,978,000
Total partners' capital - investments in loan pool participation	111,769,000	—	111,769,000	119,240,000	—	119,240,000
Total liabilities and partners’ capital	$467,520,000	$3,351,562,000	$3,819,082,000	$667,037,000	$3,109,544,000	$3,776,581,000
Total investments are comprised of the following:

	December 31, 2012			December 31, 2011
	Greater than 20% (1)	Other	Total	Greater than 20% (1)	Other	Total
Equity method	$35,208,000	$483,666,000	$518,874,000	$24,340,000	$303,731,000	$328,071,000
Unrealized gain on fair value option	18,649,000	—	18,649,000	10,794,000	—	10,794,000
	53,857,000	483,666,000	537,523,000	35,134,000	303,731,000	338,865,000
Cost method	—	5,670,000	5,670,000	—	4,502,000	4,502,000
Total Investments in joint ventures	$53,857,000	$489,336,000	$543,193,000	$35,134,000	$308,233,000	$343,367,000

Loan pool participation (2)	$60,353,000	$—		$61,262,000	$—
—————
(1)    Equity in income from the joint venture or income from loan pool participation for the year ended December 31, 2012, 2011 or 2010 exceeds 20% of Kennedy-Wilson's income from continuing operations before income taxes for the year ended December 31, 2012, 2011 or 2010. No individual investments in joint ventures or loan pool participation exceeds 20% of the total assets of Kennedy-Wilson as of December 31, 2012 or 2011.
(2)    This loan pool has been included in the investment in joint ventures footnote greater than 20% column as this entity was determined to be a significant subsidiary for purposes of S-X §210.3-09. See further discussion on this loan pool participation in note 6. The other investments in loan pool participation were excluded as they were determined to be not significant subsidiaries.
(3)    The balance sheets and income statements include all investments in joint ventures as well as an investment in a loan pool participation, which was determined to be significant subsidiaries for the purposes of S-X §210.3-09.

	Year Ended December 31, 2012			Year Ended December 31, 2011
	Greater than 20% (1)	Other	Total	Greater than 20% (1)	Other	Total
Statements of income:
Revenues	$38,235,000	$532,491,000	$570,726,000	$45,817,000	$249,096,000	$294,913,000
Depreciation	(4,138,000)	72,562,000	68,424,000	10,238,000	48,361,000	58,599,000
Interest	22,031,000	87,893,000	109,924,000	13,950,000	69,282,000	83,232,000
Other expenses	(652,000)	337,611,000	336,959,000	16,542,000	127,785,000	144,327,000
Total expenses	17,241,000	498,066,000	515,307,000	40,730,000	245,428,000	286,158,000
Gains on extinguishment of debt	—	—	—	—	9,351,000	9,351,000
Net income (3)	$20,994,000	$34,425,000	$55,419,000	$5,087,000	$13,019,000	$18,106,000
Net income allocation:
Kennedy Wilson - investments in joint ventures	$(3,315,000)	$16,987,000	$13,672,000	$1,274,000	$7,823,000	$9,097,000
Other partners	16,198,000	17,438,000	33,636,000	3,302,000	5,196,000	8,498,000
Net income from investments in joint ventures	$12,883,000	$34,425,000	$47,308,000	$4,576,000	$13,019,000	$17,595,000
Kennedy Wilson - investments in loan pool participation (2)	$7,869,000			$1,400,000
Other partners	242,000			(889,000)
Net income from investments in loan participation	8,111,000			511,000
Net income (3)	$20,994,000			$5,087,000

	Year Ended December 31, 2010
	Greater than 20% (1)	Other	Total
Statements of income:
Revenues	$58,843,000	$142,098,000	$200,941,000
Depreciation	16,318,000	40,512,000	56,830,000
Interest	18,412,000	48,806,000	67,218,000
Other expenses	34,615,000	77,670,000	112,285,000
Total expenses	69,345,000	166,988,000	236,333,000
Gains on extinguishment of debt	9,092,000	4,734,000	13,826,000
Net loss	$(1,410,000)	$(20,156,000)	$(21,566,000)
Net income allocation:
Kennedy Wilson	$5,568,000	$2,503,000	$8,071,000
Other partners	(6,978,000)	(22,659,000)	(29,637,000)
Net loss	$(1,410,000)	$(20,156,000)	$(21,566,000)
Equity in joint venture income for the years ended December 31:

	2012	2011	2010
Net income allocation	$13,672,000	$9,097,000	$8,071,000
Unrealized gain on fair value option	7,855,000	3,410,000	2,477,000
Total equity in joint venture income	$21,527,000	$12,507,000	$10,548,000
Participation income allocation	$7,869,000	$1,400,000	$—
—————
(1)    See discussion above.
(2)    See discussion above.
(3)    See discussion above.